Property, Plant and Equipment - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	€ 886,000	€ 1,469,000
Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	392,000	213,000
Laboratory equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	420,000	667,000
Laboratory equipment | Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	170,000	77,000
Furniture and office equipment
Property, Plant and Equipment:
Total acquisition	255,000
Furniture and office equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	255,000	143,000
Furniture and office equipment | Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	137,000	95,000
Leasehold improvement | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	€ 184,000	€ 25,000